Related party transactions	12 Months Ended
Dec. 31, 2025
Related party transactions
Related party transactions

25 Related party transactions

Transactions with related parties were made in the normal course of business.

Transactions between RELX PLC and subsidiaries of the Group have been eliminated within the consolidated financial statements. Transactions with joint ventures and associates comprise sales of goods and services of £24.4m (2024: £23.3m; 2023: £17.4m). As at 31 December 2025, amounts owed by joint ventures and associates were £8.0m (2024: £6.6m; 2023: £6.6m) and amounts due to joint ventures and associates were £4.7m (2024: £1.6m; 2023: £2.3m). See note 6 for details of the Group’s participation in defined benefit pension schemes.

Key management personnel are also related parties as defined by IAS 24 – Related Party Disclosures and comprise the Executive and Non-Executive Directors of RELX PLC. Key management personnel remuneration is set out below. For reporting purposes, salary, benefits and annual incentive payments are considered short-term employee benefits.

KEY MANAGEMENT PERSONNEL REMUNERATION	2023 GBPm	2024 GBPm	2025 GBPm
Salaries, other short-term employee benefits and non-executive fees	8	8	8
Share based remuneration*	14	14	11
Total	22	22	19

EXECUTIVE DIRECTORS		Salary GBP’000	Benefits GBP’000	Annual incentive GBP’000	Share based remuneration* GBP’000	Pension* GBP’000	Total GBP’000
Total Executive Directors	2023	2,190	97	3,808	14,354	241	20,690
	2024	2,245	109	3,576	14,322	247	20,499
	2025	2,360	116	3,810	11,016	260	17,562
*

The figures for share based awards are calculated in accordance with the methodology set out in the UK adopted International Accounting Standards in conformity with the requirements of the Companies Act 2006 and IFRS accounting standards as issued by the International Accounting Standards Board. The figure for performance-related share based awards includes share price appreciation since the date the award was granted. Please see page 105 for further details. The pension value is calculated in accordance with the methodology set out in the UK Regulations.

NON-EXECUTIVE DIRECTORS	2023 GBP’000	2024 GBP’000	2025 GBP’000
Fees and benefits	1,566	1,781	1,812

The remuneration of non-executive directors comprises fees for services, and benefits primarily relating to tax filing support in respect of filings resulting from their directorships. No deemed benefits were provided during 2025 to former directors (2024: nil; 2023: nil). No loans, advances or guarantees have been provided on behalf of any director. The aggregate gains made by Executive Directors on the exercise of options during 2025 were £2.8m (2024: £11.7m; 2023: £6.7m).